Pension And Other Postretirement Employee Benefits (OPEB) Plans (Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.30%	3.96%	4.74%
Rate of compensation increase	3.29%	3.29%	3.94%
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.60%	4.23%	4.98%